Condensed Interim Combined Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 33,153	$ 111,112
Restricted Cash	67,392
Accounts receivable and unbilled receivable, net	78,290	39,176
Prepaid expenses and other current assets	18,059	20,040
Other receivables	3,456	4,622
Total current assets	200,350	174,950
Property and equipment, net	3,833	511
Intangible assets, net	360,495	239,201
Crypto intangible assets, net	105	103
Other digital assets, net	8,557	16,374
Goodwill	308,713	168,396
Right of use assets	15,300	2,986
Equity method investments	5,751	5,518
Other non-current assets	14,795	3,695
Total non-current assets	717,549	436,784
Total assets	917,899	611,734
Current liabilities
Accounts payable	48,014	35,714
Due to related party		33
Accrued expenses and other payables	32,238	20,444
Advances from external parties	41,097
Short term debt	123,113	102,143
Short term debt to related party	12	12
Short term convertible debt	1,800	1,800
Convertible promissory notes	427	427
Ordinary Shares Payable	73,418	12,060
Derivative liabilities		2,881
Income taxes payable	0	622
Deferred revenue	33,156	46,501
Warrant liability		719
Lease liabilities, current portion	1,954	1,977
Contingent consideration, current portion	15,258	27,773
Other current liabilities	35,097	8,967
Total current liabilities	405,584	262,073
Non-current liabilities
Long term debt	30,086	50,092
Lease liabilities, non-current portion	13,727	827
Deferred tax liabilities	53,432	28,250
Contingent consideration, non-current portion	10,403	23,278
Other non-current liabilities	2,446	398
Total non current liabilities	110,094	102,845
Total liabilities	515,678	364,918
Commitments (refer to note 13)
Shareholders' Equity/(Deficit)
Ordinary shares, $0.0001 nominal value 416,868,894 shares issued and outstanding as of June 30, 2026; 336,327,587 shares issued and outstanding as of December 31, 2025; 493,306,494 shares authorized as of June 30, 2026; 423,495,449 shares authorized as of December 31, 2025	55	44
Additional paid-in capital	905,877	605,584
Share subscription receivable	(3)	(1)
Accumulated deficit	(499,098)	(359,620)
Accumulated other comprehensive loss	(4,610)	809
Total shareholders' equity	402,221	246,816
Total liabilities and shareholders' equity	$ 917,899	$ 611,734